Derivative liabilities - Movements related to the warrants (Details) - CAD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Aug. 31, 2024
Derivative liabilities
Opening balance	$ 215,615
Closing balance	3,695		$ 215,615
Warrant issued
Derivative liabilities
Opening balance	30,564	$ 5,558,822	5,558,822
Additions			765,733
Effect on fair value of repricing of warrants			896,458
Change in estimate of fair value	(30,564)		(7,190,449)
Closing balance			$ 30,564
Gain (loss) from valuation of derivative financial instruments	$ 30,564	$ 5,411,168